SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2026
SUPPLEMENTARY CASH FLOW INFORMATION
SUPPLEMENTARY CASH FLOW INFORMATION

15.SUPPLEMENTARY CASH FLOW INFORMATION

Changes in non-cash operating working capital:

	Years ended June 30,
	2026	2025
Receivables	$(61,582)	$29,584
Deposits and prepayments	(18,642)	104,544
Accounts payable and accrued liabilities	(114,466)	(9,152)
Due to a related party	104,495	40,304
	$(90,195)	$165,280

Non-cash capital transactions:

	Years ended June 30,
	2026	2025
Reduction of capital expenditures of mineral property interest in accounts payable and accrued liabilities	$224,335	$(312,984)

Cash and cash equivalents consists of:

Cash and cash equivalents:	June 30, 2026	June 30, 2025
Cash on hand and at bank	$4,695,723	$8,007,009
Cash equivalents	33,869,606	8,832,950
	$38,565,329	$16,839,959